Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 82,585,000	$ 150,470,000
Short-term bank deposits	80,000,000	177,367,000
Accounts receivable, net of allowance for credit losses of $0.9 million and $0.5 million as of December 31, 2022 and December 31, 2021, respectively	172,009,000	144,739,000
Inventories	192,976,000	194,054,000
Prepaid expenses	7,929,000	5,767,000
Other current assets	24,596,000	27,823,000
Total current assets	560,095,000	700,220,000
Non-current assets
Property, plant and equipment, net	197,552,000	195,063,000
Goodwill	100,051,000	64,953,000
Other intangible assets, net	127,781,000	121,402,000
Operating lease right-of-use assets	18,895,000	18,122,000
Long-term investments	115,083,000	141,610,000
Other non-current assets	14,448,000	18,420,000
Total non-current assets	573,810,000	559,570,000
Total assets	1,133,905,000	1,259,790,000
Current liabilities
Accounts payable	46,785,000	72,921,000
Accrued expenses and other current liabilities	36,656,000	45,912,000
Accrued compensation and related benefits	33,877,000	34,432,000
Deferred revenues - short-term	52,610,000	50,220,000
Operating lease liabilities - short term	6,498,000	7,169,000
Total current liabilities	176,426,000	210,654,000
Non-current liabilities
Deferred revenues - long-term	23,655,000	25,214,000
Deferred income taxes	723,000	5,638,000
Operating lease liabilities - long term	12,162,000	10,670,000
Contingent consideration	11,900,000	23,707,000
Other non-current liabilities	24,200,000	24,475,000
Total non-current liabilities	72,640,000	89,704,000
Total liabilities	249,066,000	300,358,000
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 shares; 67,086 shares and 65,677 shares issued and outstanding at December 31, 2022 and 2021, respectively	195,000	187,000
Additional paid-in capital	3,091,649,000	3,048,915,000
Accumulated other comprehensive loss	(7,079,000)	(12,818,000)
Total equity	884,839,000	959,432,000
Accumulated deficit	(2,199,926,000)	(2,076,852,000)
Total liabilities and equity	$ 1,133,905,000	$ 1,259,790,000